Depreciation and Amortization - Summary of Depreciation and Amortization (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation and amortization expense [Line Items]
Depreciation	¥ 12,963	¥ 12,418	¥ 11,766
Depreciation and amortization	13,162	12,619	11,845
Owned assets [member]
Depreciation and amortization expense [Line Items]
Depreciation	8,080	7,569	7,082
Assets acquired under finance leases [member]
Depreciation and amortization expense [Line Items]
Depreciation	4,883	4,849	4,684
Deferred benefits and gains [member]
Depreciation and amortization expense [Line Items]
Amortization	(161)	(131)	(148)
Other [member]
Depreciation and amortization expense [Line Items]
Amortization	¥ 360	¥ 332	¥ 227